UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   April 26, 2013
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	9
Form 13F Information Table Value Total: $536,816


					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
03/31/2013

BERKSHIRE HATHAWAY                CL B NEW         084670702  79,933   755,330   SHS  0SOLE  NONE   755,330
CBIZ INC.		  	  COM		   124805102  23,190   3,578,966 SHS  0SOLE  NONE 3,578,966
CEDAR FAIR L.P.			  DEP UNIT	   15018510A  78,902   1,953,500 SHS  0SOLE  NONE 1,953,500
COGENT COMM GROUP		  COM NEW	   19239V30F  79,695   2,972,402 SHS  0SOLE  NONE 2,972,402
COINSTAR INC		  	  COM 		   19259P30   83,914   1,414,329 SHS  0SOLE  NONE 1,414,329
DIRECTV				  COM		   25490A309  69,404   1,207,600 SHS  0SOLE  NONE 1,207,600
DTS INC				  COM		   23335C101  30,862   1,827,290 SHS  0SOLE  NONE 1,827,290
ICONIX BRAND GROUP		  COM	   	   451055107  82,832   3,152,663 SHS  0SOLE  NONE 3,152,663
ITURAN LOCATION AND CONTROL       SHS              M6158M104  8,084    507,269   SHS  0SOLE  NONE   507,269

